Acquisitions and Divestitures - Summary of Carrying Amount of Major Assets and Liabilities Associated with Disposition (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Current assets	$ 6,366	$ 4,962
Net Property and Equipment	52,421	53,280	43,936
LIABILITIES
Current debt	53	990
Other current liabilities	2,611	2,860
Asset retirement obligations	3,101	4,100
Argentina Divestiture [Member]
ASSETS
Current assets	150	174
Net Property and Equipment	1,416	1,621
Other assets	12	40
Total assets	1,578	1,835
LIABILITIES
Current debt	51	69
Other current liabilities	95	105
Asset retirement obligations	91	83
Other long-term liabilities	21	39
Total liabilities	$ 258	$ 296